COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
COMMITMENTS

Operating Leases

Office Space

The Company pays TAG Aviation, a company owned by its Chief Executive Officer, Jarrett Gorlin (“Mr. Gorlin”) for office space that is currently being used as the Company’s principal business location plus utilities cost (see “Related Party Transactions”) on a monthly basis. Rent expense and utilities cost paid to TAG Aviation amounted to approximately $7,500 and $7,900 for the three months ended March 31, 2016 and 2015, respectively.

On July 8, 2015, the Company entered into a commercial building lease agreement with Sugar Oak Kimball Royal, LLC. The thirty-six month lease, having commenced on August 1, 2015, provides for the lease by the Company of approximately 2,358 square feet of space in Alpharetta, GA. Base annual rent is initially set at approximately $2,750 per month.

Total lease expense for the three months ended March 31, 2016 was approximately $8,250 related to this lease. Future minimum lease payments under this rental agreement are approximately as follows:

For the year ended:

December 31, 2016	$25,000
December 31, 2017	35,000
December 31, 2018	21,000
$81,000

Equipment

The Company entered into a non-cancelable 36 month operating lease agreement for equipment on April 22, 2015. The agreement is renewable at the end of the term and requires the Company to maintain comprehensive liability insurance. Total lease expense for the three month period ended March 31, 2016 was approximately $700. Future minimum lease payments under this operating lease agreement are approximately as follows:

For the year ended:

December 31, 2016	$2,000
December 31, 2017	2,600
December 31, 2018	800
$5,400

Purchase Orders

For the three months ended March 31, 2016 and 2015, the Company had approximately $514,000 and $409,000 respectively, in outstanding purchase order obligations related to the build of the DenerveX device to Nortech and Bovie Inc.

Consulting Agreements

On December 2, 2013, the Company engaged one of its founding stockholders to provide business development consulting services over a one-year period at a fee of $10,000 per month. The agreement was subsequently extended and increased to $35,000 per month in 2015. Effective January 1, 2016, the fee was modified to $5,000 per month through June 2016. Either party can cancel this agreement upon 30 days’ written notice.

On July 1, 2015, the Company engaged Dirk Kemmstedt to provide sales, marketing and distribution consulting services over a six-month period for $55,000. Effective January 1, 2016, this consulting agreement was modified to decrease the monthly compensation to $5,000 through June 30, 2016.

Employment Agreements

The Company entered into Employment Agreements with each of its four executive officers for aggregate compensation amounting to approximately $834,000 per annum, plus customary benefits. These employment agreements are for terms of three years and provide for the Company to pay six months of severance in the event of (i) the Company’s termination of an executive’s employment without cause, (ii) the resignation by an executive for good reason, (iii) a change in control of the Company, (iv) a material reduction in an executive’s duties, or (v) a requirement that an executive move their primary work location more than 50 miles.

Co-Development Agreement

In September 2013, the Company executed a Co-Development Agreement with James R. Andrews, M.D. (“Dr. Andrews”) to further evaluate, test and advise on the development of products incorporating the use of the patented technology. In exchange for these services the Company is obligated to pay Dr. Andrews a royalty of 2% of revenues earned from applicable product sales over a period of 5 years. If Dr. Andrews is listed as inventor of any Improvement Patent on the DenerveX device during the 5 year term, he would continue to receive a 1% royalty after the 2% royalty expires for the duration of the effectiveness of the Improvement Patent.

ComDel Manufacturing, Development and Services Contract

On July 8, 2015, the Company entered into a manufacturing agreement with ComDel Innovation, Inc. (“ComDel”). The terms of the service contract state ComDel is to manufacture, assemble and test the Company’s Streamline IV Suspension System (IV Poles), the patented product acquired in the Streamline acquisition, and to develop future product line extensions of the IV Suspension System.

Generator development agreement

In November 2014, the Company executed an agreement with Bovie, Inc. to develop an electrocautery generator that would be used exclusively with the DenerveX System.

The Company is obligated to reimburse Bovie up to $295,000 under this agreement for development of the generator. For the three months ended March 31, 2016 and 2015, the Company paid approximately $0 and $19,000, respectively, under this agreement.

Operating Leases

Office Space

The Company pays TAG Aviation, a company owned by its Chief Executive Officer, Jarrett Gorlin (“Mr. Gorlin”) for office space that is currently being used as the Company’s principal business location plus utilities cost (see “Related Party Transactions”) on a monthly basis. Payments under this arrangement are $1,800 per month. Rent expense and utilities cost paid to TAG Aviation amounted to approximately $28,400 and $29,000 for the years ended December 31, 2015 and 2014, respectively.

On July 8, 2015, the Company entered into a commercial building lease agreement with Sugar Oak Kimball Royal, LLC. The thirty-six month lease, having commenced on August 1, 2015, provides for the lease by the Company of approximately 2,358 square feet of space in Alpharetta, GA. Base annual rent is initially set at approximately $2,750 per month.

Total lease expense for the year ended December 31, 2015 was approximately $14,000 related to this lease. Future minimum lease payments under this rental agreement are approximately as follows:

For the year ended:

December 31, 2016	$ 34,000
December 31, 2017	35,000
December 31, 2018	21,000
$ 90,000

Equipment

The Company entered into a non-cancelable 36 month operating lease agreement for equipment on April 22, 2015. The agreement is renewable at the end of the term and requires the Company to maintain comprehensive liability insurance.

Total lease expense for the year ended December 31, 2015 was approximately $1,800. Future minimum lease payments under this operating lease agreement are approximately as follows:

For the year ended:

December 31, 2016	$ 2,600
December 31, 2017	2,600
December 31, 2018	800
$ 6,000

Purchase Orders

For the years ended December 31, 2015 and 2014, the Company had approximately $484,000 and $61,000, respectively, in outstanding purchase order obligations related to the build of the DenerveX device to Nortech and Bovie Inc.

Consulting Agreements

On December 2, 2013, the Company engaged one of its founding stockholders, Lifeline Industries Inc., to provide business development consulting services over a one-year period at a fee of $10,000 per month. Effective January 1, 2015, this fee was increased to $35,000 per month. Either party can cancel this agreement upon 30 days’ notice.

On March 31, 2015, the Company engaged Laidlaw & Company Ltd. to provide financial advisory services over a one-year period at a fee of $125,000. The fee is payable in quarterly installments of $31,250 beginning at the start of the advisory period and every three months thereafter. The engagement terminates on March 31, 2016 per the terms of the agreement. All amounts due were paid at December 31, 2015.

On July 1, 2015, the Company engaged a sales manager in Europe to provide sales, marketing, and distribution consulting services over a six-month period for $55,000. The fee is payable in monthly installments of $9,167 per month.

Employment Agreements

The Company entered into Employment Agreements with each of its four executive officers for aggregate compensation amounting to approximately $834,000 per annum, plus customary benefits.

These employment agreements are for terms of three years and provide for the Company to pay six months of severance in the event of (i) the Company’s termination of an executive’s employment without cause, (ii) the resignation by an executive for good reason, (iii) a change in control of the Company, (iv) a material reduction in an executive’s duties, or (v) a requirement that an executive move their primary work location more than 50 miles.

ComDel Manufacturing, Development and Services Contract

On July 8, 2015, the Company entered into a manufacturing agreement with ComDel Innovation, Inc. (“ComDel”). The terms of the service contract state ComDel is to manufacture, assemble and test the Company’s Streamline IV Suspension System (“IV Poles”), the patented product acquired in the Streamline acquisition, and to develop future product line extensions of the IV Suspension System.

Co-Development Agreement

In September 2013, the Company executed a Co-Development Agreement with James R. Andrews, M.D. (“Dr. Andrews”) to further evaluate, test and advise on the development of products incorporating the use of the patented technology. In exchange for these services the Company is obligated to pay Dr. Andrews a royalty of 2% of revenues earned from applicable product sales over a period of 5 years. If Dr. Andrews is listed as inventor of any Improvement Patent on the DenerveX device during the 5 year term, he would continue to receive a 1% royalty after the 2% royalty expires for the duration of the effectiveness of the Improvement Patent.

Generator development agreement

In November 2014, the Company executed an agreement with Bovie, Inc. to develop an electrocautery generator that would be used exclusively with the DenerveX System. The Company is obligated to reimburse Bovie up to $295,000 under this agreement for development of the generator. For the years ended December 31, 2015 and 2014, the Company paid approximately $181,200 and $105,000, respectively, under this agreement.